Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties	The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Financial guarantees
Financial standby letters of credit	$23,314	$20,291
Commitments to extend credit
Backstop liquidity facilities	51,544	45,336
Credit enhancements	3,226	2,960
Documentary and commercial letters of credit	291	318
Other commitments to extend credit	301,132	284,602
Other credit-related commitments
Securities lending indemnifications	95,055	90,693
Performance guarantees	7,503	7,333
Sponsored member guarantees	14,043	1,241
Other	203	360

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2023	October 31 2022
Sources of pledged assets and collateral
Bank assets
Loans	$102,944	$97,178
Securities	107,122	70,334
Other assets	28,953	40,318
	239,019	207,830
Client assets (1)
Collateral received and available for sale or re-pledging	502,109	465,484
Less: not sold or re-pledged	(6,876)	(9,192)
	495,233	456,292
	$734,252	$664,122
Uses of pledged assets and collateral
Securities borrowing and lending	$168,681	$158,748
Obligations related to securities sold short	46,260	45,288
Obligations related to securities lent or sold under repurchase agreements	331,784	274,392
Securitization	38,686	40,438
Covered bonds	69,802	62,905
Derivative transactions	40,352	49,556
Foreign governments and central banks	9,111	9,503
Clearing systems, payment systems and depositories	10,709	8,263
Other	18,867	15,029
	$734,252	$664,122

(1)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.